Share-based compensation plans (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($) shares Number_employees $ / shares	Dec. 31, 2024 CAD ($) shares Number_employees $ / shares	Dec. 31, 2023 shares
Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Authorized shares	43,017,198
Outstanding shares	33,478,285
Stock options held	114,063	259,958
Options exercisable - Weighted average exercisable price | $ / shares	$ 15.27	$ 15.05
Weighted average share price, exercise date | $ / shares	$ 106.44	$ 69.86
Expiration period for share-based payment arrangement	8 years
Number of options, reporting date	114,063	259,958	1,396,289
Stock Option Plan [Member] | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term for share-based payment arrangement	1 year
Stock Option Plan [Member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term for share-based payment arrangement	3 years
Performance Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period description	three-year vesting period
Vesting term for share-based payment arrangement	3 years
Number of options, reporting date	584,657	636,588	830,279
Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period description	The RSUs carry vesting periods of one to three years
Number of options, reporting date	757,959	734,000	814,683
Restricted Share Unit Plan [Member] | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term for share-based payment arrangement	1 year
Restricted Share Unit Plan [Member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term for share-based payment arrangement	3 years
Employee Share Ownership Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period description	Shares purchased with Company contributions and with dividends paid on such shares become unrestricted 12 months from the date on which such shares were purchased.
Employers contribution per employee	Under the plan, employees have the opportunity to participate in the program to a maximum of 6% of eligible earnings each year with Cameco matching the first 3% of employee-paid shares by 50%. Cameco contributes $1,000 of shares annually to each employee that is enrolled in the plan.
Number of participants | Number_employees	3,378	3,065
Total number of shares purchased	65,051	76,926
Total amount of employer's contribution | $	$ 5,612,000	$ 4,881,000
Deferred Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period description	Each DSU fully vests upon award
Stock options held	335,436	310,604
Description of method of settlement for share-based payment arrangement	60% of each director’s annual retainer is paid in DSUs. In addition, on an annual basis, directors can elect to receive 25%, 50%, 75% or 100% of the remaining 40% of their annual retainer and any additional fees in the form of DSUs
Phantom Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period description	vest over three years and expire eight years from the date granted
Exercise prices range | $ / shares	$ 11.61
Options exercisable - Weighted average exercisable price | $ / shares	$ 11.61	$ 12.48
Vesting term for share-based payment arrangement	3 years
Expiration period for share-based payment arrangement	8 years
Number of options, reporting date	12,500	35,361	45,551
Phantom Stock Option Plan [Member] | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise prices range | $ / shares		$ 15.27
Phantom Stock Option Plan [Member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise prices range | $ / shares		$ 11.61
Phantom Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period description	The PRSUs carry vesting periods of one to three years
Number of options, reporting date	24,023	25,560	28,000
Phantom Restricted Share Unit Plan [Member] | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term for share-based payment arrangement	1 year
Phantom Restricted Share Unit Plan [Member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term for share-based payment arrangement	3 years
Cash Settled Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions | $	$ 114,064,000	$ 65,881,000